Current Expected Credit Losses	6 Months Ended
Jun. 30, 2022
Credit Loss [Abstract]
Current Expected Credit Losses	Current Expected Credit LossesThe CECL model applies to our external trade receivables and related party receivables. Our external customers are international oil companies, national oil companies and large independent oil companies. There was no change in allowances for external or related party trade receivables. The expected credit loss allowance on related party balances as at June 30, 2022 (Successor) was $1 million (December 31, 2021 (Predecessor): $1 million).